UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2633

CALVERT TAX-FREE RESERVES

(Exact name of registrant as specified in charter)
 4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended March 31, 2011

Item 1. Schedule of Investments.

CALVERT TAX-FREE RESERVES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2011

MUNICIPAL OBLIGATIONS - 96.4%	PRINCIPAL AMOUNT	VALUE
Alabama - 2.4%
Birmingham Alabama Industrial Development Board Revenue VRDN, 0.48%, 5/1/29, LOC: Renasant Bank, C/LOC: FHLB (r)	$485,000	$485,000
Calhoun County Alabama Economic Development Council Revenue VRDN, 0.46%, 4/1/21, LOC: Bank of America (r)	3,600,000	3,600,000
Colbert County Alabama Industrial Development Board Revenue VRDN, 0.30%, 10/1/11, LOC: Wells Fargo Bank (r)	200,000	200,000
Mobile County Alabama IDA Revenue VRDN, 0.30%, 4/1/20, LOC: Wells Fargo Bank (r)	2,145,000	2,145,000
Tuscaloosa County Alabama IDA Gulf Opportunity Zone Revenue VRDN, 0.31%, 3/1/27, LOC: JPMorgan Chase Bank (r)	5,700,000	5,700,000
		12,130,000

Alaska - 2.3%
Alaska State Industrial Development & Export Authority Revenue VRDN, 0.29%, 4/1/34, LOC: Union Bank (r)	11,625,000	11,625,000

Arizona - 2.9%
Arizona State Health Facilities Authority Revenue VRDN:
0.23%, 3/1/33, LOC: Bank of America (r)	4,200,000	4,200,000
0.33%, 12/1/37, LOC: Sovereign Bank, C/LOC: Banco Santander (r)	4,900,000	4,900,000
Pinal County Arizona IDA and Solid Waste Disposal Revenue VRDN, 0.45%, 8/1/22, LOC: Farm Credit Services, C/LOC: CoBank (r)	3,700,000	3,700,000
Tucson Arizona IDA Revenue VRDN, 0.24%, 1/15/32, CEI: Fannie Mae (r)	1,885,000	1,885,000
		14,685,000

California - 3.0%
California State Infrastructure & Economic Development Bank Revenue VRDN, 0.24%, 4/1/42, LOC: Bank of America (r)	2,360,000	2,360,000
California State Pollution Control Financing Authority Revenue VRDN, 0.35%, 3/1/16, LOC: Comerica Bank (r)	750,000	750,000
California Statewide Communities Development Authority Special Tax Revenue VRDN, 0.27%, 5/1/22, LOC: Bank of the West, C/LOC: CALSTRs (r)	1,400,000	1,400,000
San Jose California Financing Authority Lease Revenue VRDN, 0.25%, 6/1/39, LOC: Union Bank (r)	5,000,000	5,000,000
Victorville California MFH Revenue VRDN, 0.70%, 12/1/15, LOC: Citibank (r)	5,915,000	5,915,000
		15,425,000

Colorado - 3.1%
Aurora Centretech Colorado Metropolitan District GO VRDN, 0.27%, 12/1/28, LOC: U.S. Bank (r)	3,065,000	3,065,000
Colorado State HFA Revenue VRDN:
Greenwood Apts. Project, 0.21%, 10/15/16, CEI: Fannie Mae (r)	200,000	200,000
Hamptons Apts. Project, 0.21%, 10/15/16, CEI: Fannie Mae (r)	1,200,000	1,200,000
Silver Apts. Project, 0.21%, 10/15/16, CEI: Fannie Mae (r)	2,700,000	2,700,000
Englewood Colorado MFH Revenue VRDN, 0.24%, 12/1/26, CEI: Freddie Mac (r)	3,100,000	3,100,000
Meridian Ranch Colorado Metropolitan District GO VRDN, 0.27%, 12/1/38, LOC: U.S. Bank (r)	2,135,000	2,135,000
Westminster Colorado Economic Development Authority Revenue Tax Increment VRDN, 0.30%, 12/1/28, LOC: U.S. Bank (r)	3,600,000	3,600,000
		16,000,000

Connecticut - 3.1%
Connecticut State GO:
2.00%, 5/19/11	4,000,000	4,008,128
4.32%, 11/15/16 (prerefunded 11/15/11 @ 100)	5,000,000	5,144,684
Connecticut State Health & Educational Facility Authority Revenue VRDN, 0.69%, 7/1/38, LOC: Sovereign Bank, C/LOC: Banco Santander (r)	4,710,000	4,710,000
Connecticut State HFA Revenue VRDN, 0.22%, 7/1/32, LOC: HSBC USA, Inc. (r)	2,220,000	2,220,000
		16,082,812

District Of Columbia - 1.6%
District of Columbia GO VRDN, 0.23%, 6/1/27, LOC: TD Bank (r)	3,395,000	3,395,000
District of Columbia Housing Finance Agency MFH Revenue VRDN, 0.25%, 11/1/38, CEI: Freddie Mac (r)	2,275,000	2,275,000
District of Columbia Revenue VRDN, 0.32%, 9/1/23, LOC: Bank of America (r)	2,585,000	2,585,000
		8,255,000

Florida - 2.3%
Lee Memorial Health System Florida Revenue VRDN, 0.23%, 4/1/33, LOC: Northern Trust Co. (r)	1,945,000	1,945,000
Palm Beach County Florida Revenue VRDN, 0.31%, 1/1/34, LOC: TD Bank (r)	710,000	710,000
Sarasota County Florida Revenue VRDN, 0.23%, 6/1/36, LOC: Bank of Scotland (r)	2,655,000	2,655,000
Sunshine State Florida Governmental Financing Commission Revenue VRDN, 0.35%, 7/1/16, LOC: Dexia Credit Local (r)	6,250,000	6,250,000
		11,560,000

Georgia - 0.7%
Athens-Clarke County Georgia Unified Government Development Authority Revenue VRDN, 0.41%, 9/1/31, LOC: SunTrust Bank (r)	1,800,000	1,800,000
Columbus Georgia Downtown Development Authority Revenue VRDN, 0.24%, 8/1/15, LOC: Columbus Bank & Trust, C/LOC: FHLB (r)	1,910,000	1,910,000
		3,710,000

Hawaii - 0.7%
Hawaii State Department of Budget & Finance Revenue VRDN, 0.40%, 12/1/21, LOC: Union Bank (r)	3,630,500	3,630,500

Idaho - 1.1%
Idaho State Tax Anticipation Notes, 2.00%, 6/30/11	5,500,000	5,521,473

Illinois - 8.0%
Greenville Illinois Revenue VRDN, 0.60%, 11/1/36, LOC: PNC Bank (mandatory put, 11/1/11 @ 100) (r)	2,200,000	2,200,000
Illinois State Development Finance Authority Revenue VRDN:
0.27%, 6/1/19, LOC: Northern Trust Co. (r)	3,665,000	3,665,000
0.27%, 4/1/35, LOC: Northern Trust Co. (r)	5,000,000	5,000,000
Illinois State Finance Authority Revenue VRDN:
0.18%, 2/15/33, LOC: Northern Trust Co. (r)	7,200,000	7,200,000
0.31%, 9/1/38, LOC: Comerica Bank (r)	9,125,000	9,125,000
Illinois State Toll Highway Authority Revenue VRDN:
0.19%, 7/1/30, LOC: Northern Trust Co. (r)	500,000	500,000
0.30%, 7/1/30, LOC: Bank of Tokyo-Mitsubishi UFJ (r)	9,000,000	9,000,000
Springfield Illinois Community Improvement Revenue VRDN, 0.26%, 9/1/17, LOC: Harris National (r)	4,400,000	4,400,000
		41,090,000

Indiana - 4.0%
Goshen Indiana Economic Development Revenue VRDN, 0.25%, 10/1/42, LOC: JPMorgan Chase Bank (r)	8,470,000	8,470,000
Indiana State Development Finance Authority Revenue VRDN, 0.75%, 7/1/18, LOC: JPMorgan Chase Bank (r)	400,000	400,000
Jasper County Indiana Industrial Economic Recovery Revenue VRDN, 0.31%, 2/1/22, LOC: Farm Credit Services, C/LOC: Rabobank (r)	5,275,000	5,275,000
Spencer County Indiana Industrial Pollution Control Revenue VRDN, 0.65%, 11/1/18, LOC: Mizuho Corp. Bank Ltd. (r)	2,180,000	2,180,000
Terre Haute Indiana International Airport Authority Revenue VRDN, 0.32%, 2/1/21, LOC: Old National Bank, C/LOC: Northern Trust Co. (r)	1,715,000	1,715,000
Vigo County Indiana Industrial Economic Development Revenue VRDN, 0.46%, 5/1/16, LOC: Wells Fargo Bank (r)	2,400,000	2,400,000
		20,440,000

Iowa - 1.1%
Hills City Iowa Health Facilities Revenue VRDN, 0.21%, 8/1/35, LOC: U.S. Bank (r)	1,800,000	1,800,000
Iowa State Finance Authority Revenue VRDN, 0.40%, 7/1/18, LOC: Citizen Business Bank, C/LOC: Wells Fargo Bank (r)	3,650,000	3,650,000
		5,450,000

Kansas - 1.0%
Wichita Kansas GO Notes, 0.45%, 9/15/11	5,000,000	5,000,000

Kentucky - 0.5%
Winchester Kentucky Industrial Building Revenue VRDN, 0.49%, 10/1/18, LOC: Wells Fargo Bank (r)	2,400,000	2,400,000

Louisiana - 1.3%
Louisiana State GO Revenue VRDN, 0.22%, 7/15/26, LOC: BNP Paribas (r)	6,200,000	6,200,000
Louisiana State Housing Finance Agency Revenue VRDN, 0.25%, 3/15/37, CEI: Fannie Mae (r)	705,000	705,000
		6,905,000

Maryland - 3.6%
Maryland State Health & Higher Educational Facilities Authority Revenue VRDN:
0.23%, 1/1/21, LOC: M&T Trust Co. (r)	7,905,000	7,905,000
0.26%, 7/1/34, LOC: Bank of America (r)	200,000	200,000
Maryland State Transportation Authority Revenue VRDN, 0.23%, 7/1/13, LOC: State Street Bank (r)	10,150,000	10,150,000
		18,255,000

Massachusetts - 2.7%
Commonwealth of Massachusetts GO Bonds, 5.375%, 12/1/19 (prerefunded 12/01/11 @ 100)	5,000,000	5,164,381
Massachusetts State Development Finance Agency Revenue VRDN:
0.20%, 6/1/23, LOC: RBS Citizens, C/LOC: FHLB (r)	4,700,000	4,700,000
0.22%, 9/1/35, LOC: TD Bank (r)	3,975,000	3,975,000
		13,839,381

Michigan - 1.2%
Michigan State Hospital Finance Authority Revenue VRDN, 0.25%, 3/1/30, LOC: Comerica Bank (r)	6,400,000	6,400,000

Minnesota - 0.7%
Richfield Minnesota MFH Revenue VRDN, 0.27%, 3/1/34, CEI: Freddie Mac (r)	3,810,000	3,810,000

Mississippi - 3.0%
Mississippi Business Finance Corp. Revenue VRDN, 0.34%, 12/1/39, LOC: Midland State Bank, C/LOC: FHLB (r)	3,920,000	3,920,000
Mississippi State Business Finance Corp. Revenue VRDN, 0.25%, 3/1/17, LOC: PNC Bank (r)	4,585,000	4,585,000
Prentiss County Mississippi Revenue VRDN, 0.80%, 10/1/17, LOC: Nordea Bank AB (r)	6,750,000	6,750,000
		15,255,000

Missouri - 2.1%
Carthage Missouri IDA Revenue VRDN, 0.49%, 9/1/30, LOC: Wachovia Bank (r)	2,000,000	2,000,000
Kansas City Missouri IDA & MFH Revenue VRDN, 0.27%, 9/15/32, CEI: Fannie Mae (r)	1,205,000	1,205,000
Missouri State Health & Educational Facilities Authority Revenue VRDN, 0.23%, 12/1/35, LOC: Commerce Bank (r)	7,700,000	7,700,000
		10,905,000

New Hampshire - 0.5%
New Hampshire State Health & Education Facilities Authority Revenue VRDN, 0.25%, 10/1/23, LOC: Bank of America (r)	2,615,000	2,615,000

New Jersey - 2.7%
New Jersey State Economic Development Authority Revenue VRDN, 0.36%, 11/1/40, LOC: Valley National Bank (r)	6,455,000	6,455,000
New Jersey State Health Care Facilities Financing Authority Revenue VRDN, 0.23%, 7/1/33, LOC: Bank of America (r)	2,390,000	2,390,000
New Jersey State Turnpike Authority Revenue VRDN, 0.18%, 1/1/24, LOC: Bank of Nova Scotia (r)	4,800,000	4,800,000
		13,645,000

New York - 10.0%
Albany New York IDA Revenue VRDN, 0.30%, 6/1/34, LOC: M&T Trust Co. (r)	5,700,000	5,700,000
Long Island New York Power Authority Revenue VRDN, 0.25%, 5/1/33, LOC: WestLB (r)	7,000,000	7,000,000
Monroe County New York IDA Revenue VRDN, 0.43%, 12/1/34, LOC: M&T Trust Co. (r)	1,385,000	1,385,000
New York City GO VRDN, 0.24%, 1/1/36, LOC: Dexia Credit Local (r)	975,000	975,000
New York City IDA Revenue VRDN, 0.33%, 2/1/35, LOC: M&T Trust Co. (r)	1,170,000	1,170,000
New York Metropolitan Transportation Authority Revenue VRDN:
0.22%, 11/1/34, LOC: BNP Paribas (r)	3,455,000	3,455,000
0.23%, 11/1/35, LOC: BNP Paribas (r)	9,200,000	9,200,000
New York State Dormitory Authority Revenue VRDN, 0.21%, 7/1/38, LOC: TD Bank (r)	4,000,000	4,000,000
New York State Housing Finance Agency Revenue VRDN:
0.24%, 5/15/34, CEI: Fannie Mae (r)	1,500,000	1,500,000
0.23%, 5/15/37, CEI: Fannie Mae (r)	2,300,000	2,300,000
Oswego County New York IDA Civic Facilities Revenue VRDN, 0.30%, 1/1/24, LOC: M&T Trust Co. (r)	3,825,000	3,825,000
Westchester County New York IDA Revenue VRDN, 0.32%, 1/1/34, LOC: Sovereign Bank, C/LOC: Banco Santander (r)	10,760,000	10,760,000
		51,270,000

Ohio - 1.5%
Allen County Ohio Hospital Facilities Revenue VRDN, 0.21%, 6/1/34, LOC: Bank of Nova Scotia (r)	2,500,000	2,500,000
Hamilton County Ohio Healthcare and Life Enriching Community Revenue VRDN, 0.25%, 1/1/37, LOC: PNC Bank (r)	5,345,000	5,345,000
		7,845,000

Oklahoma - 1.0%
Pittsburg County Oklahoma Economic Development Authority Revenue VRDN, 0.29%, 10/1/21, LOC: PNC Bank (r)	5,000,000	5,000,000

Pennsylvania - 5.0%
Allegheny County Pennsylvania Hospital Development Authority Revenue VRDN, 0.27%, 7/15/28, CEI: Fannie Mae (r)	2,200,000	2,200,000
Allegheny County Pennsylvania IDA Revenue VRDN, 0.25%, 6/1/38, LOC: PNC Bank (r)	1,160,000	1,160,000
Beaver County Pennsylvania IDA Revenue VRDN, 0.20%, 4/1/41, LOC: UBS AG (r)	5,000,000	5,000,000
Butler County Pennsylvania IDA Revenue VRDN, 0.23%, 5/1/34, LOC: Bank of America (r)	2,360,000	2,360,000
Haverford Township Pennsylvania School District GO VRDN, 0.25%, 3/1/30, LOC: TD Bank (r)	2,000,000	2,000,000
Moon Pennsylvania IDA Revenue VRDN, 0.24%, 7/1/38, LOC: Bank of Scotland (r)	8,815,000	8,815,000
Philadelphia Pennsylvania GO Notes, 2.00%, 6/30/11	4,000,000	4,012,733
		25,547,733

Rhode Island - 3.4%
Rhode Island State Health & Educational Building Corp. Revenue VRDN:
0.33%, 12/1/31, LOC: RBS Citizens (r)	2,090,000	2,090,000
0.33%, 4/1/35, LOC: RBS Citizens (r)	9,735,000	9,735,000
Rhode Island State Student Loan Authority Revenue VRDN, 0.23%, 6/1/48, LOC: State Street Bank (r)	5,600,000	5,600,000
		17,425,000

South Carolina - 2.2%
Dorchester County South Carolina IDA Revenue VRDN, 0.55%, 10/1/24, LOC: Unicredit Bank AG (r)	5,100,000	5,100,000
South Carolina State Jobs-Economic Development Authority Health Facilities Revenue VRDN:
0.23%, 4/1/27, LOC: Wachovia Bank (r)	2,600,000	2,600,000
0.24%, 11/1/31, LOC: Wells Fargo Bank (r)	3,725,000	3,725,000
		11,425,000

Tennessee - 2.8%
Blount County Tennessee Public Building Authority Revenue VRDN, 0.25%, 6/1/26, LOC: KBC Bank (r)	4,460,000	4,460,000
Loudon Tennessee Industrial Development Board Revenue VRDN, 0.65%, 4/1/13, LOC: JPMorgan Chase Bank (r)	605,000	605,000
Metropolitan Nashville Tennessee Airport Authority Revenue VRDN, 0.23%, 7/1/19, LOC: Societe Generale (r)	4,200,000	4,200,000
Sevier County Tennessee Public Building Authority Revenue VRDN, 0.29%, 6/1/25, LOC: SmartBank, C/LOC: FHLB (r)	5,030,000	5,030,000
		14,295,000

Texas - 2.0%
Texas State Tax & Revenue Anticipation Notes, 2.00%, 8/31/11	10,000,000	10,068,653

Utah - 0.0%
Utah State Housing Corp. Single Family Revenue VRDN, 0.25%, 7/1/36, CEI: Fannie Mae & Freddie Mac (r)	198,000	198,000

Vermont - 1.4%
Vermont State Educational & Health Buildings Financing Agency Revenue VRDN:
0.28%, 6/1/22, LOC: Chittenden Trust Company, C/LOC: Wells Fargo Bank (r)	640,000	640,000
0.22%, 10/1/28, LOC: TD Bank (r)	935,000	935,000
0.26%, 1/1/33, LOC: TD Bank (r)	3,515,000	3,515,000
Vermont Student Assistance Corp. Educational Loans Revenue VRDN, 0.25%, 12/15/40, LOC: Lloyds TSB Bank (r)	2,000,000	2,000,000
		7,090,000

Virginia - 3.4%
Alexandria Virginia IDA Revenue VRDN, 0.25%, 10/1/30, LOC: Branch Bank & Trust (r)	11,000,000	11,000,000
Chesapeake Virginia Hospital Authority Revenue VRDN, 0.23%, 7/1/31, LOC: SunTrust Bank, C/LOC: FHLB (r)	6,300,000	6,300,000
		17,300,000

Wisconsin - 5.5%
Grafton Wisconsin IDA Revenue VRDN, 1.79%, 12/1/17, LOC: U.S. Bank (r)	1,320,000	1,320,000
Wisconsin State GO Bonds:
5.25%, 5/1/17 (prerefunded 5/01/11 @ 100)	4,270,000	4,287,414
5.40%, 5/1/19 (prerefunded 5/01/11 @ 100)	6,990,000	7,019,225
Wisconsin State Health & Educational Facilities Authority Revenue VRDN:
0.32%, 11/1/23, LOC: U.S. Bank (r)	5,500,000	5,500,000
0.24%, 12/1/32, LOC: JPMorgan Chase Bank (r)	4,560,000	4,560,000
Wisconsin State Tax Anticipation Notes, 2.00%, 6/15/11	5,500,000	5,516,973
		28,203,612

Wyoming - 2.6%
Gillette Wyoming Pollution Control Revenue VRDN, 0.23%, 1/1/18, LOC: Barclays Bank (r)	13,100,000	13,100,000

Total Municipal Obligations (Cost $493,402,164)		493,402,164

COMMERCIAL PAPER - 2.0%
Metropolitan Washington DC Airport Authority System Commercial Paper, 0.40%, 4/5/11, LOC: Landesbank Baden-Württemberg	10,500,000	10,500,000

Total Commercial Paper (Cost $10,500,000)		10,500,000

TOTAL INVESTMENTS (Cost $503,902,164) - 98.4%		503,902,164
Other assets and liabilities, net - 1.6%		8,325,934
NET ASSETS - 100%		$512,228,099

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Explanation of Guarantees:

C/LOC: Confirming Letter of Credit

CA: Collateral Agreement

CEI: Credit Enhancement Instrument

LOC: Letter of Credit

Abbreviations:

FHLB: Federal Home Loan Bank

GO: General Obligation

HFA: Housing Finance Authority

IDA: Industrial Development Agency/Authority

MFH: Multi-Family Housing

VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT TAX-FREE BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2011

MUNICIPAL OBLIGATIONS - 98.7%	PRINCIPAL AMOUNT	VALUE
Alabama - 2.4%
Birmingham Alabama Water Works Board Revenue Bonds, 4.25%, 1/1/29	$1,000,000	$902,530
Montgomery Alabama GO Bonds, 5.00%, 2/1/25	2,000,000	2,112,120
Tuscaloosa County Alabama IDA Gulf Opportunity Zone Revenue VRDN, 0.31%, 3/1/27 (r)	1,500,000	1,500,000
		4,514,650

California - 2.2%
Hawaiian Gardens California Public Finance Authority Tax Allocation Bonds:
5.25%, 12/1/22	1,475,000	1,361,336
5.25%, 12/1/23	1,000,000	907,990
Long Beach California Unified School District GO Bonds, Zero Coupon, 8/1/25	1,000,000	396,900
Rio Hondo Community College District GO Bonds, 5.00%, 8/1/30	1,500,000	1,416,405
		4,082,632

Colorado - 2.4%
Colorado State Health Facilities Authority Revenue Bonds:
5.25%, 11/15/35 (r)	2,710,000	2,622,575
5.00%, 7/1/39	2,000,000	1,804,420
		4,426,995

Connecticut - 1.8%
Connecticut State Health & Educational Facility Authority Revenue Bonds:
5.00%, 7/1/35	1,015,000	1,026,926
4.85%, 7/1/37	1,360,000	1,340,824
5.05%, 7/1/42	1,000,000	1,012,750
		3,380,500

District Of Columbia - 2.3%
District of Columbia Revenue VRDN, 0.32%, 9/1/23 (r)	1,015,000	1,015,000
Metropolitan Washington DC Airport Authority System Revenue Bonds, 5.00%, 10/1/25	3,250,000	3,197,382
		4,212,383

Florida - 9.4%
Highlands County Florida Health Facilities Authority Revenue Bonds:
5.125%, 11/15/32 (r)	4,060,000	3,785,990
5.625%, 11/15/37 (r)	1,080,000	1,055,873
Jacksonville Florida Health Facilities Authority Revenue Bonds, 5.00%, 8/15/27	2,000,000	1,882,560
Miami-Dade County Florida Aviation Revenue Bonds, 5.00%, 10/1/41	2,500,000	2,292,050
Miami-Dade County Florida GO Bonds, 7.75%, 10/1/18	2,000,000	2,615,440
Miami-Dade County Florida IDA Revenue Bonds, 8.00%, 6/1/22	830,000	769,377
Miami-Dade County Florida Professional Sports Franchise Facilities Tax Revenue Bonds, 5.25%, 10/1/30 (escrowed to maturity)	2,675,000	2,933,646
Miami-Dade County Florida School Board COPs, 5.00%, 8/1/20	1,000,000	1,005,480
University Athletic Association, Inc. Athletic Program Revenue Bonds, 3.75%, 10/1/27 (mandatory put, 10/1/11 @ 100) (r)	1,265,000	1,277,979
		17,618,395

Georgia - 2.1%
Columbus Georgia Downtown IDA Revenue Bonds, 5.61%, 7/1/29 (j)(r)*	3,900,000	1,169,766
Georgia State GO Bonds:
5.00%, 1/1/27	1,150,000	1,225,129
4.50%, 1/1/29	1,500,000	1,512,615
		3,907,510

Guam - 0.8%
Guam Government Highway & Transportation Authority Revenue LO Bonds, 4.50%, 5/1/12	1,500,000	1,503,990

Hawaii - 1.6%
Honolulu City and County Hawaii GO Bonds:
Series A, 5.00%, 7/1/26	1,000,000	1,021,920
Series B, 5.00%, 12/1/34	2,000,000	2,009,000
		3,030,920

Illinois - 0.9%
Illinois State Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue Bonds, 5.75%, 6/15/41	500,000	491,510
Lake County Illinois Community High School District GO Bonds, 7.375%, 2/1/20	1,000,000	1,254,170
		1,745,680

Iowa - 0.6%
Iowa State SO Revenue Bonds, 5.00%, 6/15/27	1,000,000	1,043,410

Kansas - 1.1%
Kansas Development Finance Authority Hospital Revenue Bonds:
5.50%, 11/15/29	1,000,000	1,033,200
5.75%, 11/15/38	1,000,000	1,027,970
		2,061,170

Louisiana - 0.8%
Louisiana State Public Facilities Authority Revenue Bonds, 5.25%, 11/1/17	1,340,000	1,431,736

Maryland - 0.4%
Cecil County Maryland Health Department COPs:
Series A, 3.907%, 7/1/14 (r)	189,000	173,035
Series B, 3.907%, 7/1/14 (r)	514,000	470,582
Maryland State Economic Development Corp. Revenue Bonds:
Series B, 6.00%, 7/1/48 (k)*	245,000	118,083
Series C, Zero Coupon, 7/1/48 (k)	337,865	9,477
		771,177

Massachusetts - 3.6%
Boston Massachusetts Water & Sewer Commission Revenue Bonds, 5.00%, 11/1/30	1,000,000	1,046,840
Massachusetts State Bay Transportation Authority Revenue Bonds, 5.00%, 7/1/27	1,510,000	1,623,401
Massachusetts State Health & Educational Facilities Authority Revenue Bonds:
5.00%, 7/15/35	1,000,000	1,000,660
5.00%, 7/15/36	3,040,000	3,071,312
		6,742,213

Michigan - 0.5%
Ann Arbor Michigan School District GO Bonds, 4.75%, 5/1/29	1,000,000	957,800

Nevada - 0.7%
Clark County Nevada GO Bonds, 5.00%, 6/1/30	1,305,000	1,306,462

New Jersey - 3.5%
Essex County New Jersey Improvement Authority Revenue Bonds, 5.25%, 12/15/21	3,280,000	3,596,258
New Jersey State Transportation Trust Fund Authority Revenue Bonds, 5.25%, 12/15/23	1,830,000	1,865,941
Ocean County New Jersey Utilities Authority Wastewater Revenue Bonds, 5.25%, 1/1/26	1,000,000	1,108,690
		6,570,889

New Mexico - 2.6%
Albuquerque Bernalillo County Water Utility Authority Revenue Bonds, 5.00%, 7/1/26	1,015,000	1,069,130
New Mexico State Hospital Equipment Loan Council Revenue Bonds, 5.125%, 8/1/35	4,010,000	3,688,438
		4,757,568

New York - 1.9%
New York State Dormitory Authority Revenue Bonds, 5.00%, 3/15/37	1,430,000	1,391,462
New York State Local Government Assistance Corp. Revenue Bonds, 6.00%, 4/1/14	960,000	1,041,427
Westchester County New York IDA Revenue VRDN, 0.32%, 1/1/34 (r)	1,000,000	1,000,000
		3,432,889

North Carolina - 3.6%
Columbus County North Carolina Industrial Facilities & Pollution Control Financing Authority Revenue Bonds, 5.70%, 5/1/34	1,000,000	961,510
North Carolina State Medical Care Commission Revenue Bonds, 5.00%, 6/1/42	3,700,000	3,477,741
Wake County North Carolina GO Bonds:
5.00%, 3/1/23 (prerefunded 3/01/19 @ 100)	375,000	442,125
5.00%, 3/1/23	1,625,000	1,785,631
		6,667,007

North Dakota - 1.3%
Three Affiliated Tribes of the Fort Berthold Reservation Revenue Bonds, 7.128%, 11/1/19 (r)	3,070,000	2,453,360

Ohio - 3.8%
Kent State University Revenue Bonds, 5.00%, 5/1/21	2,565,000	2,722,388
Montgomery County Ohio Revenue Bonds, 5.00%, 5/1/39	2,500,000	2,298,725
Ohio State University GR Revenue Bonds, 5.00%, 12/1/29	2,000,000	2,104,520
		7,125,633

Oregon - 1.2%
Oregon State GO Bonds, 5.00%, 8/1/25	1,985,000	2,140,485

Pennsylvania - 1.7%
Mount Lebanon Pennsylvania School District GO Bonds, 5.00%, 2/15/27	2,000,000	2,074,960
South Wayne County Pennsylvania Water and Sewer Authority Revenue Bonds:
5.95%, 10/15/11 (escrowed to maturity)	730,000	749,236
5.95%, 10/15/12 (escrowed to maturity)	285,000	305,329
		3,129,525

Puerto Rico - 2.6%
Puerto Rico Commonwealth GO Bonds, 6.50%, 7/1/14	1,000,000	1,102,820
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, 5.00%, 7/1/40 (prerefunded 7/01/15 @ 100)	500,000	575,795
Puerto Rico Highway & Transportation Authority Revenue Bonds, 5.50%, 7/1/29	2,000,000	1,981,640
Puerto Rico Public Finance Corp. Revenue Bonds, 5.50%, 8/1/27 (escrowed to maturity)	1,000,000	1,157,630
		4,817,885

Rhode Island - 0.2%
Rhode Island Port Authority and Economic Development Corp. Airport Revenue Bonds, 7.00%, 7/1/14	355,000	374,479

South Carolina - 2.7%
Charleston South Carolina Water Works and Sewer Revenue Bonds, 5.00%, 1/1/41	1,000,000	1,009,150
Columbia South Carolina Waterworks & Sewer System Revenue Bonds:
5.00%, 2/1/28	3,000,000	3,033,930
5.00%, 2/1/30	1,000,000	1,027,240
		5,070,320

Tennessee - 1.8%
Memphis Tennesee GO Bonds:
5.00%, 7/1/23	1,000,000	1,089,540
5.00%, 4/1/25 (prerefunded 4/01/19 @ 100)	2,000,000	2,337,280
		3,426,820

Texas - 13.8%
Bexar County Texas GO Bonds, 5.00%, 6/15/35	3,000,000	3,052,290
Dallas Texas Area Rapid Transit Revenue Bonds, 5.00%, 12/1/28	1,475,000	1,530,032
Harris County Texas Flood Control District Revenue Bonds, 5.00%, 10/1/27	2,500,000	2,625,350
Hidalgo County Texas Drain District No 1 Bonds, 5.00%, 9/1/25	3,010,000	3,139,189
Houston Texas GO Bonds, 5.00%, 3/1/21	1,160,000	1,247,418
Houston Texas Water and Sewer System Revenue Bonds, 5.50%, 12/1/29 (escrowed to maturity)	2,505,000	2,835,885
Longview Texas Independent School District GO Bonds, Zero Coupon, 2/15/18	500,000	401,045
Manor Texas Independent School District GO Bonds, 4.50%, 8/1/24	1,000,000	1,018,550
Mission Economic Development Corp. Revenue Bonds, 6.00%, 8/1/20 (mandatory put, 8/1/13 @ 100) (r)	2,000,000	2,150,540
North East Texas Independent School District GO Bonds:
5.25%, 2/1/26	1,000,000	1,124,430
5.25%, 2/1/35	3,345,000	3,552,189
Texas State GO Bonds, 5.00%, 4/1/22	1,000,000	1,069,710
Texas State Transportation Commission Revenue Bonds, 4.375%, 4/1/25	2,000,000	2,010,700
		25,757,328

Vermont - 10.3%
Burlington Vermont Electric Revenue Bonds, 5.375%, 7/1/12	1,405,000	1,482,050
Rutland County Vermont Solid Waste District Revenue Bonds:
6.80%, 11/1/11	100,000	102,905
6.85%, 11/1/12	100,000	107,490
University of Vermont and State Agriculture College Revenue Bonds:
5.00%, 10/1/19	1,000,000	1,092,000
5.00%, 10/1/23	1,000,000	1,028,450
5.125%, 10/1/27 (prerefunded 10/01/12 @ 100)	1,000,000	1,068,720
Vermont State Educational & Health Buildings Financing Agency Revenue Bonds:
5.00%, 12/1/12	1,000,000	1,037,200
5.00%, 10/1/23	1,000,000	1,000,780
5.00%, 11/1/32	1,810,000	1,811,285
5.50%, 1/1/33	1,100,000	1,220,285
5.00%, 10/31/46	1,000,000	953,690
Vermont State GO Bonds:
5.00%, 8/15/20	1,000,000	1,137,780
4.25%, 3/1/26	905,000	912,240
4.50%, 7/15/26	1,000,000	1,022,480
4.50%, 3/1/28	1,150,000	1,166,801
Vermont State Housing Finance Agency Revenue Bonds, 5.35%, 5/1/36	95,000	95,106
Vermont State Housing Finance Agency Single Family Revenue Bonds:
4.00%, 11/1/12 (r)	480,000	491,050
5.25%, 11/1/20	145,000	145,067
5.55%, 11/1/21	410,000	410,230
4.90%, 11/1/22	625,000	628,419
Vermont State Municipal Bond Bank Revenue Bonds, 5.00%, 12/1/17	1,000,000	1,104,970
Vermont State Public Power Supply Authority Revenue Bonds, 5.25%, 7/1/13	1,200,000	1,296,000
		19,314,998

Virgin Islands - 1.2%
Virgin Islands Public Finance Authority Revenue Bonds:
5.25%, 10/1/15	1,000,000	1,098,310
6.375%, 10/1/19	1,000,000	1,008,990
4.25%, 10/1/29	200,000	165,310
		2,272,610

Virginia - 2.3%
Chesterfield County Virginia IDA Pollution Control Revenue Bonds:
Series A, 5.875%, 6/1/17 (r)	1,700,000	1,737,502
Series B, 5.875%, 6/1/17 (r)	750,000	766,545
Loudoun County Virginia Sanitation Authority Revenue Bonds, 5.00%, 1/1/27	1,725,000	1,845,940
		4,349,987

Washington - 5.8%
Clark County Washington School District GO Bonds, 5.00%, 12/1/22	1,500,000	1,596,330
King County Washington Sewer Revenue Bonds, 5.00%, 1/1/50	3,000,000	2,819,580
Washington State GO Bonds:
5.00%, 2/1/23	1,000,000	1,083,200
5.00%, 1/1/28	3,090,000	3,189,776
Washington State Health Care Facilities Authority Revenue Bonds, 4.875%, 10/1/30	2,310,000	2,150,379
		10,839,265

West Virginia - 1.2%
West Virginia State Economic Development Authority Commonwealth Development Revenue Bonds, 6.68%, 4/1/25 (g)(r)*	24,320,000	2,310,400

Wisconsin - 1.3%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, 5.00%, 11/15/30	2,600,000	2,484,040

Other - 2.3%
Capital Trust Agency Housing Revenue Bonds, 5.95%, 1/15/39 (c)*	14,452,566	4,334,469

Total Municipal Obligations (Cost $221,146,495)		184,367,580

TOTAL INVESTMENTS (Cost $221,146,495) - 98.7%		184,367,580
Other assets and liabilities, net - 1.3%		2,422,627
NET ASSETS - 100%		$186,790,207

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Sold:
30 Year U.S. Treasury Bonds	70	6/11	$8,413,125	($188,308)

(c) Capital Trust Agency Housing Revenue Bonds are no longer accruing interest.  This security was issued in July 2008 in exchange for the Series 2005 Capital Trust Agency Housing Revenue Bonds previously held by the Fund.

(g) West Virginia State Economic Development Authority Commonwealth Development Revenue Bonds (Stonewall Jackson project) are currently in default for interest. Effective October 2006, this security is no longer accruing interest.

(j) Columbus Georgia Downtown IDA Revenue Bonds (Ralston project) are currently in default for interest. Effective November 2006, this security is no longer accruing interest.

(k) Maryland State Economic Development Corp. Revenue Bonds Series B and C were issued in exchange for 500,000 par Maryland State Economic Development Corp. Revenue Bonds due October 1, 2019 that were previously held by the Fund. Series B is not accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

* Non-income producing security.

Abbreviations:

COPs: Certificates of Participation

GO: General Obligation

GR: General Receipt

IDA: Industrial Development Agency/Authority

LO: Limited Obligation

SO: Special Obligation

VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

SEMI-ANNUAL REPORT (UNAUDITED) CALVERT TAX-FREE RESERVES - 41

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Tax-Free Reserves (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of two separate portfolios.  Money Market is registered as a diversified portfolio and Tax-Free Bond (formerly known as Long-Term) as a non-diversified portfolio. The operations of each Portfolio are accounted for separately. Each Portfolio offers shares of beneficial interest. Money Market Class O shares are sold without a sales charge. Money Market Institutional Class shares ceased operations on June 16, 2009 and required a minimum account balance of $1,000,000 and had a lower expense ratio than Class O shares. The $1 million minimum initial investment could be waived for certain institutional accounts, where it was believed to be in the best interest of the Fund and its shareholders. Class A shares of Tax-Free Bond are sold with a maximum front-end sales charge of 3.75%.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.  In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

At March 31, 2011, no securities were fair valued in good faith under the direction of the Board of Trustees.

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.  Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. All securities for Money Market are valued at amortized cost which approximates market in accordance with Rule 2a-7 of the Investment Company Act of 1940.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Money Market	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal obligations	-	$503,902,164	-	$503,902,164
TOTAL	-	$503,902,164	-	$503,902,164

Tax-Free Bond	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal obligations	-	$184,367,580	-	$184,367,580
TOTAL	-	$184,367,580	-	$184,367,580

Other financial instruments**	($188,308)	-	-	($188,308)

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

 - CALVERT TAX-FREE RESERVES SEMI-ANNUAL REPORT (UNAUDITED)

Repurchase Agreements: The Portfolios may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Portfolios could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge.  The Fund may not enter into futures contracts for the purpose of speculation or leverage.  These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.  The Fund is subject to market risk and interest rate risk in the normal course of pursuing its investment objectives.  The Fund may use futures contracts to hedge against changes in the value of securities and interest rates. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.  Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Fund. During the period, the Fund used U.S. Treasury futures contracts to hedge against interest rate changes and to manage overall duration of the Fund.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures.  (See footnotes to Schedules of Investments.)  A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly for Money Market; dividends from net investment income are declared and paid monthly for Tax-Free Bond. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has arrangements with its custodian banks whereby the custodians’ fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the banks. These credits are used to reduce the Fund’s expenses.  Such deposit arrangements may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax.  There is no assurance that the Internal Revenue Service will agree with this opinion.  In the event the Internal Revenue Service determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Redemption Fee: Tax-Free Bond charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Portfolio. The redemption fee is paid to the Class of the Portfolio from which the redemption is made, and is accounted for as an addition to paid-in-capital.  It is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Portfolio.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at March 31, 2011, and net realized capital loss carryforwards as of December 31, 2010 with expiration dates:

	MONEY MARKET	TAX-FREE BOND
Federal income tax cost	$503,902,164	$221,094,217
Unrealized appreciation	-	$2,666,338
Unrealized (depreciation)	-	(39,392,975)
Net appreciation (depreciation)	-	($36,726,637)

CAPITAL LOSS CARRYFORWARDS

EXPIRATION DATE	MONEY MARKET	TAX-FREE BOND
December 31, 2011	-	($1,407,605)
December 31, 2012	-	(2,278,445)
December 31, 2013	-	(616,112)
December 31, 2014	-	(8,160,996)
December 31, 2015	-	(4,279,054)
December 31, 2016	($36,848)	(565,078)
December 31, 2018	-	(6,629,505)

Capital loss carryforwards may be utilized to offset future capital gains until expiration.  Tax-Free Bond’s use of net capital loss carryforwards may be limited under certain tax provisions. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period.  Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused.  Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Item 2. Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

            A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT TAX-FREE RESERVES

By:       /s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President -- Principal Executive Officer

Date:    May 27, 2011

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:    May 27, 2011

            /s/ Ronald M. Wolfsheimer
            Ronald M. Wolfsheimer
            Treasurer -- Principal Financial Officer

Date:    May 27, 2011